RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Parenthetical) (Detail) - Melco and its Subsidiaries [Member] - Rooms Food and Beverage and Entertainment Revenues [Member] - USD ($)
$ in Thousands
9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Aggregated revenue	$ 38,491	$ 18,968
Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	34,211	16,648
Non Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 4,280	$ 2,320